Other assets and prepayments - Summary of Other assets and prepayments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclsoure of Other assets and prepayments [Abstract]
Prepaid expenses	€ 20,111	€ 11,396
Other financial assets	4,684	2,093
Taxes and fees	1,580	568
Other	4,786	961
Total	€ 31,161	€ 15,018